AOMT 2023-4 ABS-15G

Exhibit 99.3

Rating Agency Grades

Run Date - 5/24/2023 2:14:54 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2023040351	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	TRID XXX Percent Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXX exceeds tolerance of XXX. Insufficient or no cure was provided to the borrower. (XXX)	Loan Discount Point was not disclosed on the initial Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (XXX): Documentation provided. Exception cleared

Seller Comment (XXX): COC for XXX
LE XXX
COC for XXX
CD for XXX

Seller Comment (XXX): COC for XXX
LE XXX
COC for XXX

Seller Comment (XXX): COC for XXX
LE XXX

Seller Comment (XXX): COC for XXX

Reviewer Comment (XXX): Loan Estimate provided XXX. COC occurred XXX in the form of a rate lock. No updated disclosure provided to the borrower within XXX business days. Please provide evidence of an updated LE showing the updated fee the COC caused, dated within XXX business days of COC.

Reviewer Comment (XXX): SitusAMC further review Loan discount point increased on CD dated XXX in the amount of XXX from XXX, file does not contain a valid COC for the fee increased. Please provide a valid COC with additional information for the fee increased or Cure is required in order to clear this exception.

Seller Comment (XXX): The initial loan estimate had a rate that was floating, the rate and points were later locked with a loan discount that had a valid COC changed on XXX and again on XXX all of which are fully documented in the file please clear this finding
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	2023040346	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	The XXX effective date is after the Transaction Date.	XXX Effective Date XXX, Transaction Date: XXX	The XXX declarations page in the file verified an effective date of XXX which is after the consummation date of XXX. Provide a revised XXX declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (XXX): policy was active at time of consummation,XXX Seller Comment (XXX): the current and active policy Reviewer Comment (XXX): sending back to XXX Seller Comment (XXX): review	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2023040339	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	TRID XXX Percent Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXX exceeds tolerance of XXX. Insufficient or no cure was provided to the borrower. (XXX)	Appraisal Desk Review was not disclosed on the initial Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (XXX): CD, LOE, and CS provided. Exception cured

Seller Comment (XXX): PCCD attached to clear finding

Reviewer Comment (XXX): We have the closing statement which is true and certified. For TRID regulation, a PCCD showing the cure on page XXX should be provided to the borrower, that is missing.

Reviewer Comment (XXX): XXX  Received Settlement statement which is not true and certified.Also plz provide a PCCD showing the cure amount reflecting on Page XXX, under XXX. Or provide cure documents.

Seller Comment (XXX): See FSS reflecting XXX cure paid out at closing

Seller Comment (XXX): The XXX appraisal fee cure was paid out at time of closing and is disclosed on the final settlement statement as a lender credit and on the consummation CD - no PCCD reflecting a cure is required please clear finding
																			XXX		2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	2023040350	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	TRID Final Closing Disclosure Total Property Costs Year XXX - XXX Test	XXX Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year XXX of XXX on Final Closing Disclosure provided on XXX not accurate. (FinalXXX)	The final CD disclosed the Amount of Total Property Costs over Year XXX as XXX on page XXX; however the annual taxes (XXX) and homeowners insurance (XXX) total are XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of XXX monthly, correct amount is XXX. Provide a post-close CD correcting on page XXX and Estimated Taxes, Insurance & Assessments on page XXX; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (XXX): documentation provided. Exception cleared Seller Comment (XXX): I uploaded the FSS and PCCD showing the file disbursed on XXX. Reviewer Comment (2021-12-06): The documentation provided is insufficient. Please provide a post close closing disclosure detailing the the correct estimated taxes and insurance on page 1, and the cost over year one on page 4, along with a letter of explanation to the borrower and proof of mailing. Seller Comment (2021-12-03): please see upload on the other condition,	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	2023040350	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	The XXX effective date is after the Transaction Date.	XXX Effective Date XXX, Transaction Date: XXX	The XXX declarations page in the file verified an effective date of XXX which is after the consummation date of XXX. Provide a revised XXX declaration page or policy verifying coverage in effect at or prior to consummation.	Reviewer Comment (XXX): Documentation provided. Disbursement date corrected with PCCD. Exception cleared

Seller Comment (XXX): the loan disbursed on XXX

Seller Comment (XXX): PCCD and FSS

Reviewer Comment (XXX): Disbursement was XXX, with an effective date of XXX. Please provide HOI in effect as of the date of disbursement

Seller Comment (XXX): The borrower does not have possession of the property until disbursement.

Reviewer Comment (XXX): The loan funds distributed XXX, while the policy effective date is XXX. In effect the borrower had possession of the property XXX days  without effective HOI coverage. Please provide company documentation detailing this is in line with policy, or an updated HOI binder showing coverage was in place at the time of consummation.

Seller Comment (XXX): I uploaded docs under the wrong condition. The HOI is acceptable because it was effect prior to the disbursement date. which is in line with our policy.

Seller Comment (XXX): PCCD and FSS
																					1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2023040348	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	TRID XXX Percent Tolerance Violation With Sufficient Cure Provided At Closing		Appraisal Desk Review Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXX	2023040348	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	TRID XXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXX exceeds tolerance of XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)	Appraisal Fee was last disclosed as XXX on LE but disclosed as XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXX	2023040344	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fannie Mae XXX - XXX% Points and Fees	Fannie Mae XXX Points and Fees Test. Points and Fees on subject loan of XXX is in excess of the investor allowable maximum of XXX of the Federal Total Loan Amount. Points and Fees total XXX on a Federal Total Loan Amount of XXX vs. an investor allowable total of XXX (an overage of XXX or XXX).	Calculated points and fees are excessive of the XXX max allowed for the Federal Total Loan Amount. Please provide a rate sheet detailing a par rate in order to calculate any BFDP that may be excluded.								2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	2023040345	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	High Cost Indicator Test	Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.	High Cost Analysis shows the loan failed XXX testing.								2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	2023040352	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXX exceeds tolerance of XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)	Appraisal Desk Review Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXX	2023040352	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	TRID XXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXX exceeds tolerance of XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)	Appraisal Report was last disclosed as XXX on LE but disclosed as XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXX	2023040352	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Insufficient Coverage: XXX coverage amount is insufficient.	HOI coverage is insufficient by XXX Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	Reviewer Comment (XXX): Documentation provided. Exception cleared

Seller Comment (XXX): rce

Reviewer Comment (XXX): The loan amount is XXX. HOI coverage is XXX, plus extended coverage of XXX, for a total of XXX. The appraisal indicates the estimated cost new is XXX, which already takes into account not including the land value, therefore coverage is short by XXX. The loan file does not contain a RCE from the XXX.

Seller Comment (XXX): Please advise why you think its short?

Reviewer Comment (XXX): Guidelines provided do not address HOI coverage of XXX% of ECN. Please provide clarification.

Seller Comment (XXX): The appraisal shows the replacement cost of  XXX would be XXX. The policy covers XXX.
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2023040340	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	TRID XXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXX exceeds tolerance of XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)	Appraisal Fee was last disclosed as XXX on LE but disclosed as XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXX	2023040340	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX Docs Missing:	Borrower: XXX Balance Sheet	The balance sheet is missing from the loan file				Reviewer Comment (XXX): Document provided. Exception cleared Seller Comment (XXX): Please see the uploaded balance sheet.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Non QM	Non QM	No